PROSPECTUS

VISION GROUP OF FUNDS

VISION GROUP OF FUNDS

VISION Large Cap Growth Fund II

VISION Large Cap Value Fund II

VISION Managed Allocation Fund – Moderate Growth II

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

VISION Funds • Are NOT FDIC-Insured • Have No Bank Guarantee • May Lose Value

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May 1, 2002

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CONTENTS

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4	Fund Goals, Strategies, Risks and Performance

10	What are the Funds’ Main Investments and Investment Techniques?

17	Specific Risks of Investing in the Funds

20	Comparative Performance

21	What do Shares Cost?

22	How are the Funds Sold?

23	How to Purchase and Redeem Shares

24	How to Exchange Shares

25	Account and Share Information

26	Who Manages the Funds?

28	Financial Information

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FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

This prospectus of the VISION Group of Funds (the “Trust”) offers shares of VISION Large Cap Growth Fund II (Large Cap Growth Fund II), VISION Large Cap Value Fund II (Large Cap Value Fund II) and VISION Managed Allocation Fund – Moderate Growth II (Moderate Growth II) (Fund, or Funds), each of which is a portfolio of the Trust. Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Funds through the variable annuity contracts offered by insurance companies which provide for investment in the Funds. Keep this prospectus for future reference.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate. This prospectus should be accompanied by the prospectus for such a variable annuity contract.

VISION LARGE CAP GROWTH FUND II

GOAL

To provide capital appreciation.

STRATEGY

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of companies similar in market capitalization at time of purchase to those within the Standard & Poor’s 500/Barra Growth Index (S&P BG). As of April 30, 2002, the S&P BG’s market capitalization range was approximately $354 million to $313 billion, but the range frequently changes as the market value of the stocks that comprise the S&P BG changes or as stocks are added to or removed from the S&P BG. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc., the Fund’s sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

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  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage;
  are currently, or have the potential to become industry leaders; and
  have the potential to outperform during market downturns.

PRINCIPAL RISKS OF THE FUND

The Large Cap Growth Fund II Shares offered by this prospectus are not deposits or obligations of M&T Asset Management, a department of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION LARGE CAP VALUE FUND II

GOAL

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

STRATEGY

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies similar in market capitalization at time of purchase to those within the Standard & Poor’s 500/Barra Value Index (S&P BV). As of April 30, 2002, the S&P BV’s market capitalization range was approximately $617 million to $275 billion, but the range frequently changes as the market value of the stocks that comprise the S&P BV changes or as stocks are added to or removed from the S&P BV. Equity securities include common and preferred stocks, as well as convertible securities. The adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

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PRINCIPAL RISKS OF THE FUND

The Large Cap Value Fund II Shares offered by this prospectus are not deposits or obligations of M&T Asset Management, a department of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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VISION MANAGED ALLOCATION FUND – MODERATE GROWTH II

GOAL

To seek capital appreciation and, secondarily, income.

STRATEGY

The Fund seeks to achieve its objective by investing in a combination of underlying Funds (Underlying Funds) managed by the Adviser. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Adviser’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

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INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Moderate Growth II Assets)

MONEY MARKET FUNDS	5-45%
Institutional Prime Money Market Fund
Treasury Money Market Fund

FIXED INCOME FUNDS	15-50%
Institutional Limited Duration
U.S. Government Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund

EQUITY FUNDS	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

SUMMARY OF GOALS, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions “What are the Funds’ Main Investments and Investment Techniques?” and “Specific Risks of Investing in the Funds.” Additional information on each Underlying Fund can be found in separate VISION Funds prospectuses, which are available by calling (800) 836-2211. Each Underlying Fund is a “retail fund” which is available for investment directly by the general public.

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Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Institutional Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage Backed Securities, Asset Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Institutional Prime Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate Term Bond Fund and U.S. Government Securities Fund, while preservation of capital is a secondary goal of Institutional Limited Duration U.S. Government Fund.

Strategies — Principal Securities. Intermediate Term Bond Fund may invest primarily in each category of Fixed Income Securities. Institutional Limited Duration U.S. Government Fund and U.S. Government Securities Fund may invest primarily in each category of Fixed Income Securities, with the exception of Corporate Debt Securities and Bank Instruments.

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Strategies — Duration/Maturity. Institutional Limited Duration U.S. Government Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Securities Fund will invest primarily in fixed income securities having maturities greater than one year.

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Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks and Prepayment Risks.

Underlying Equity Funds

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Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies — Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

Strategies — Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Core Fund each invests primarily in “large cap” securities of companies that, in the case of Large Cap Core Fund, have a market capitalization of at least $10 billion at time of purchase. Mid Cap Stock Fund invests primarily in “mid cap” securities similar in size, at time of purchase, to those within the S&P Mid Cap 400 Index which security size, at March 25, 2002, ranged from approximately $281 million to $10.5 billion. Small Cap Fund invests primarily in “small cap” securities of companies that have a market capitalization under $2 billion at the time of purchase.

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Strategies — Style Orientation. International Equity Fund and Large Cap Value Fund use a “value” oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Vision Large Cap Growth Fund uses a “growth” oriented approach, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. Vision Small Cap Stock Fund, Vision Mid Cap Stock Fund and Vision Large Cap Core Fund use a “blended” oriented approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size, Risks of Foreign Investing and Risks Associated with Non-Investment Grade Securities.

ADVISER’S POTENTIAL CONFLICT

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In managing the Fund, the Adviser has the authority to select and substitute the Underlying Funds in which the Fund will invest. The Adviser is subject to conflict of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser is also primarily responsible for managing the Underlying Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and Underlying Funds.

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PRINCIPAL RISKS OF THE FUND

The Moderate Growth II Shares offered by this prospectus are not deposits or obligations of M&T Asset Management, a department of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risks – The possibility than an issuer will default on a security by failing to pay interest or principal when due.
  Call Risks – The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Fund Expenses – Mutual Fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

PRINCIPAL SECURITIES OF THE FUNDS

The principal securities of each Fund are marked with an “x.”

	LARGE CAP	LARGE CAP	MODERATE
	GROWTH FUND II	VALUE FUND II	GROWTH II*
Equity Securities	X	X	X
Common Stocks	X	X	X
Preferred Stocks	X	X	X
Fixed Income Securities			X
Treasury Securities			X
Agency Securities			X
Corporate Debt Securities			X
Mortgage-Backed Securities			X
Collateralized Mortgage Obligations (CMOs)			X
Asset-Backed Securities			X
Zero Coupon Securities			X
Bank Instruments			X
Credit Enhancement			X
Foreign Securities			X
Depositary Receipts			X
Foreign Exchange Contracts			X
Foreign Government Securities			X

*Through investment in the Underlying Funds

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Funds may invest. See also “Convertible Securities” below.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the fund agrees to exchange one currency for another at the current exchange rate. The fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

PORTFOLIO TURNOVER

Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, actively trade their portfolio securities in an attempt to achieve their investment objectives. Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on the Fund’s performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds, and each Underlying Fund, may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser or Subadviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s or Subadviser’s credit assessment that the security is comparable to investment grade.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Moderate Growth II intends to invest substantially all of its assets in Underlying Funds in order to achieve its investment goals.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

The value of equity securities will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser and Sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUND EXPENSES

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Moderate Growth II and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Moderate Growth II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

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COMPARATIVE PERFORMANCE

Average Annual Returns for the period ended December 31, 2001

Vision Large Cap Growth Fund

		START OF
	1 YEAR	PERFORMANCE[1]
Fund	(17.12)%	(12.19)%
S&P BG	(12.73)%	(34.68)%

Vision Large Cap Value Fund

		START OF
	1 YEAR	PERFORMANCE[1]
Fund	(10.72)%	2.90%
S&P BV	(11.68)%	4.92%

(1) Large Cap Growth Fund, Class A start of performance was March 20, 2000; Large Cap Value Fund, Class A start of performance was September 26, 1997.

Large Cap Growth Fund II and Large Cap Value Fund II (together, the “New Funds”) each is a new fund that is just commencing operations and, therefore, has no performance history. However, the Adviser and (in the case of Large Cap Growth Fund II) sub-adviser also manage VISION Large Cap Growth Fund (the “Comparable Growth Fund”) and VISION Large Cap Value Fund (the “Comparable Value Fund”), comparable “retail funds” which are available for investment directly by the general public and which have substantially similar investment policies, strategies, restrictions and investment goals to those of Large Cap Growth Fund II and Large Cap Value Fund II, respectively.

The Comparable Funds’ Class A Shares Average Annual Returns, reduced to reflect applicable sales charges, for the periods ended December 31, 2001 are presented elsewhere on this page. The tables also show how the Comparable Growth Fund’s average annual returns compare with those of the S&P BG, and how the Comparable Value Fund’s average annual returns compare with the S&P BV. The S&P BG and S&P BV are broad-based market indexes constructed by sorting the S&P 500 Index (S&P 500) based on their price/book ratios, with the high price/book companies forming the S&P BG, and the low price/book companies forming the S&P BV. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Comparable Funds’ performance. Indexes are unmanaged, and it is not possible to invest in an index.

The results presented are not intended to suggest the future performance of the New Funds, or the returns that an investor may achieve by investing in the New Funds. The New Funds’ investment returns may differ from those of the Comparable Funds because, among other factors, the New Funds’ fees and expenses will differ to some extent from those of the Comparable Funds. For example, the performance presented herein does not reflect any expenses of a variable annuity contract. Had the effect of the expenses of a variable annuity contract been included, the performance numbers for the Comparable Funds would have been lower.

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WHAT DO SHARES COST?

Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a Fund receives the insurance company’s transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV).

The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities. The value of Shares of Moderate Growth II is based upon the share prices of the Underlying Funds in which it invests; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares.

NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others.

Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

HOW ARE THE FUNDS SOLD?

The Funds’ distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

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Large Cap Growth Fund II, Large Cap Value Fund II and Moderate Growth II each has adopted a Rule 12b-1 Plan, which allows each of them to pay marketing fees to the Distributor for the sale and distribution of such Funds’ Shares at an annual rate of up to 0.25% of the average daily NAV of such Funds’ Shares. Because Shares subject to a Rule 12b-1 Plan pay fees on an ongoing basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

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HOW TO PURCHASE AND REDEEM SHARES

Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company’s accounts. Purchase or redemption orders received from your insurance company by 4:00 p.m. (Eastern Time) will be processed at the NAV calculated on that day. If the Funds receive a purchase or redemption order from your insurance company after 4:00 p.m. (Eastern Time), that transaction will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

Currently the Funds are only available as an investment option in variable annuity contracts. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow a purchase payment to clear;
  during periods of market volatility; or
  when a redemption adversely impacts a Fund’s ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities to the redeeming shareholder.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of a Fund into shares of the same class of another portfolio of the Trust described in this prospectus and offered by your insurance company at NAV. To exchange shares, you must receive a prospectus for the Trust portfolio into which you wish to exchange.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds’ management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other VISION Funds.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

The Funds declare and pay any dividends quarterly. Shares of the Fund will begin earning dividends if owned on the record date. Dividends are automatically invested in additional shares.

TAX INFORMATION

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The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund’s compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity contracts under the Internal Revenue Code. In such event, income with respect to variable annuity contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the desired diversification. Other adverse tax consequences could also ensue. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

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Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One M&T Plaza, Buffalo, New York 14203-2399.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania. As of December 31, 2001, M&T Bank had over $8 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2001, M&T Bank managed $3 billion in net assets of money market funds and $1 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND NAME	ADVISORY FEE
Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Moderate Growth II	0.25%

The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

SUBADVISER

The Adviser has delegated daily management of Large Cap Growth Fund II to a subadviser, Montag & Caldwell, Inc. (Montag & Caldwell). Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund’s Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2001. For its services, Montag & Caldwell receives a fee based upon a percentage of the Fund’s average daily net assets which is paid by the Adviser and not by the Fund. The subadviser’s address is 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248.

Subject to the receipt of an exemptive order from the Securities and Exchange Commission, the Adviser (subject to the approval of the Board of Trustees) may select and replace subadvisers and amend subadvisory agreements between the Adviser and the subadvisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to the receipt of the order and Board approval) appoint and replace subadvisers and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.

WHO MANAGES THE FUNDS?

PORTFOLIO MANAGERS

The Large Cap Value Fund II and Moderate Growth II are managed by Thomas R. Pierce. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

The Large Cap Growth Fund II is managed by David L. Watson. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997 Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor’s degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Funds’ fiscal year end is December 31. As this is the Funds’ first fiscal year, financial information is not yet available.

VISION LARGE CAP GROWTH FUND II

VISION LARGE CAP VALUE FUND II

VISION MANAGED ALLOCATION FUND –MODERATE GROWTH II

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MAY 1, 2002

A Statement of Additional Information (SAI) dated May 1, 2002 includes additional information about the Funds and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-836-2211.

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You can obtain information about the Funds (including the SAIs) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203-2399

CO-ADMINISTRATOR

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND II

Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

WWW.VISIONFUNDS.NET

SEC File No. 811-5514
Cusip 92830F596
Cusip 92830F588
Cusip 92830F570
27273 (3/02)

                             VISION GROUP OF FUNDS

                      Statement of Additional Information

                                  May 1, 2002
================================================================================

                        VISION Large Cap Growth Fund II
                          ("Large Cap Growth Fund II")

                         VISION Large Cap Value Fund II

                          ("Large Cap Value Fund II")

              VISION Managed Allocation Fund - Moderate Growth II

                             ("Moderate Growth II")

================================================================================

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectus for the Funds dated May 1, 2002.

Obtain the  prospectus  without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

================================================================================
CONTENTS
================================================================================
How Are the Funds Organized?                                      2
Securities In Which the Funds Invest                              2
Investment Risks                                                  9
Fundamental Investment Objectives                                 12
Investment Limitations                                            12
Determining Market Value of Securities                            14
What Do Shares Cost?                                              15
How Are the Funds Sold?                                           15
Subaccounting Services                                            16
Redemption in Kind                                                16
Account and Share Information                                     16
Tax Information                                                   16
Who Manages and Provides Services to the Funds?                   18
How Do the Funds Measure Performance?                             24
Investment Ratings                                                27
Addresses                                                   Back Cover Page

Cusip 92830F596
Cusip 92830F588
Cusip 92830F570
            27285 (05/02)

HOW ARE THE FUNDS ORGANIZED?
================================================================================
Each Fund  covered by this SAI is a  diversified  portfolio  of VISION  Group of
Funds (the "Trust"),  a Delaware  business  trust. On August 11, 2000, the Trust was organized to acquire all of the assets and  liabilities  of the VISION Group of Funds, Inc., a Maryland  corporation (the  "Corporation") that was originally incorporated  under the laws of the State of Maryland on February 23, 1988,  and registered as an open-end  management  investment  company.  The Trust may offer separate  series of shares  representing  interests  in separate  portfolios  of securities.

The  Funds'  investment  adviser  is  M&T  Asset  Management,  a  department  of
Manufacturers  and Traders Trust Company (M&T Bank or Adviser).  The sub-adviser for the Large Cap Growth Fund II is Montag & Caldwell, Inc.

SECURITIES IN WHICH THE FUNDS INVEST
================================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

As described in the prospectus, Moderate Growth II seeks to achieve its investment objective by investing in a combination of underlying funds (the
"Underlying Funds") managed by the Adviser. The types of securities shown for
Moderate Growth II in the table represent the investments held by the
Underlying Funds.

-------------------------------------------------------------------------
                                 Large Cap     Large Cap     Moderate
                                Growth Fund  -------------   Growth II
                                    II       Value Fund II
                                             ----------------------------
-------------------------------------------------------------------------
Equity Securities                    P             P             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Common Stocks                      P             P             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Preferred Stocks                   P             P             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Real Estate Investment             A             A             A
Trusts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Warrants4                          A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Fixed Income Securities              A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Treasury Securities                A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Agency Securities                  A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Corporate Debt Securities1         A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Commercial Paper                   A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Demand Instruments                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Asset Backed Securities2           A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Zero Coupon Securities             A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Bank Instruments                   A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Credit Enhancement                A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Convertible Securities5              A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Tax Exempt Securities3               A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Variable Rate Demand               A             A             A
  Instruments
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Municipal Securities               A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Municipal Notes                    A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Foreign Securities                   A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Depository Receipts                A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Foreign Exchange Contracts         A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Foreign Government                 A             A             P
Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Derivative Contracts                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Futures Contracts                  A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Options                            A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Special Transactions                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Repurchase Agreements              A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Reverse Repurchase                 A             A             A
Agreements
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Delayed Delivery                   A             A             A
Transactions
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Securities Lending                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Asset Coverage                     A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investing in Securities of           A             A             A
Other Investment Companies
-------------------------------------------------------------------------
1.    Rated  in the  top  four  rating  categories  of a  nationally  recognized statistical  rating  organization  (NRSRO),  or, if  unrated,  of  comparable quality as determined by the Adviser or sub-adviser.  If a security's  rating is lowered, the Adviser will assess whether to sell the security,  but is not required to do so.
2.    Large Cap Value Fund II may invest in asset backed  securities  which,  at the time of  purchase,  are rated in the top three  rating  categories  by an
   NRSRO,  and the  Large Cap  Growth  Fund II may  invest  in such  securities, which, at the time of purchase,  are rated in the top four rating  categories by an NRSRO,  or if unrated,  are of comparable  quality as determined by the
   Adviser or subadviser.  If a security's  rating is lowered,  the Adviser will assess whether to sell the security, but is not required to do so.
3.    Which are in one of the top four rating categories of an NRSRO.
4.    The  Funds do not have a present  intent  to invest  more than 5% of their respective net assets in warrants.
5.    The Funds may invest in  convertible  securities  rated  below  investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions  of securities and techniques  that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities  represent a share of an issuer's  earnings and assets,  after the  issuer  pays its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have discretion as to the  payment of any  dividends  or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than many other types of securities,
because  their  value  increases   directly  with  the  value  of  the  issuer's
business.  The  following  describes  the types of equity  securities in which a
Fund invests. See also "Convertible Securities" below.

   Common Stocks
   Common stocks are the most prevalent type of equity  security.  Common stocks receive the issuer's  earnings  after the issuer pays its  creditors  and any preferred  stockholders.  As  a  result,  changes  in  an  issuer's  earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred   stocks  have  the  right  to  receive   specified   dividends  or
   distributions  before the issuer  makes  payments on its common  stock.  Some preferred  stocks also  participate  in dividends and  distributions  paid on common  stock.  Preferred  stocks  may also  permit  the issuer to redeem the stock.  A Fund may also  treat  such  redeemable  preferred  stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real  estate  investment  trusts  that  lease,  operate and finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit their  operations  and  distribute  most of their income.  Such tax  requirements  limit a  REIT's  ability  to  respond  to  changes  in the commercial real estate market.

   Warrants
   Warrants  give a Fund the option to buy the issuer's  equity  securities at a specified  price  (the  exercise  price)  at a  specified  future  date  (the expiration  date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become worthless if the  price of the  stock  does  not  rise  above  the  exercise  price by the expiration  date.  This increases the market risks of warrants as compared to the underlying  security.  Rights are the same as warrants,  except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In  addition,  the issuer of a fixed income  security  must repay the principal  amount of the security,  normally within a specified time.  Fixed income securities provide more regular income than equity  securities.  However, the returns on fixed income  securities are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a
percentage  of  its  price.  A  security's   yield  will  increase  or  decrease
depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may redeem the security  before its  scheduled maturity,  the price and yield on a  discount  or  premium  security  may change based  upon the  probability  of an early  redemption.  Securities  with  higher risks generally have higher yields.

The  following  describes  the types of fixed income  securities in which a Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the
   United  States.  Treasury  securities  are  generally  regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities  are  issued or  guaranteed  by a federal  agency or other government  sponsored  entity  acting under  federal  authority (a GSE).  The
   United States  supports some GSEs with its full faith and credit.  Other GSEs receive  support through federal  subsidies,  loans or other benefits.  A few
   GSEs have no explicit financial  support,  but are regarded as having implied support  because the federal  government  sponsors their  activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   The Fund  treats  mortgage  backed  securities  guaranteed  by GSEs as agency securities.  Although a GSE guarantee  protects against credit risks, it does not  reduce  the  market  and  prepayment  risks  of  these  mortgage  backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income  securities  issued by businesses.
   Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt  securities.  The Fund may also purchase  interests in bank loans to  companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

   In addition,  the credit risk of an issuer's  debt security may vary based on its priority  for  repayment.  For  example,  higher  ranking  (senior)  debt
   securities  have  a  higher   priority  than  lower  ranking   (subordinated)
   securities.   This  means  that  the  issuer  might  not  make   payments  on
   subordinated   securities   while  continuing  to  make  payments  on  senior
   securities.  In  addition,  in the  event of  bankruptcy,  holders  of senior
   securities  may  receive  amounts   otherwise   payable  to  the  holders  of
   subordinated  securities.   Some  subordinated  securities,   such  as  trust
   preferred  and  capital  securities  notes,  also  permit the issuer to defer payments  under  certain  circumstances.  For  example,  insurance  companies issue securities known as surplus notes that permit the insurance  company to
   defer  any  payment   that  would   reduce  its  capital   below   regulatory
   requirements.

   Commercial Paper
   Commercial paper is an issuer's  obligation with a maturity of less than nine months.  Companies  typically  issue  commercial  paper  to pay  for  current expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer cannot  continue to obtain  liquidity in this fashion,  its commercial  paper may default.  The short maturity of commercial  paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are corporate debt securities that the issuer must repay upon  demand.  Other  demand  instruments  require a third  party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.
   The Fund treats  demand  instruments  as short-term  securities,  even though their stated maturity may extend beyond one year.

   Mortgage Backed Securities
   Mortgage backed  securities  represent  interests in pools of mortgages.  The mortgages  that  comprise  a  pool  normally  have  similar  interest  rates, maturities and other terms.  Mortgages may have fixed or adjustable  interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed  securities  come in a variety of forms.  Many have extremely complicated  terms.  The  simplest  form of mortgage  backed  securities  are pass-through  certificates.  An issuer of pass-through  certificates  gathers monthly  payments from an  underlying  pool of  mortgages.  Then,  the issuer deducts its fees and  expenses  and passes the balance of the  payments  onto the certificate  holders once a month.  Holders of pass-through  certificates receive  a  pro  rata  share  of  all  payments  and  pre-payments  from  the underlying  mortgages.  As a result,  the holders  assume all the  prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests in real estate  mortgage  investment  conduits
      (REMICs),   allocate   payments  and   prepayments   from  an   underlying
      pass-through  certificate  among holders of different  classes of mortgage backed  securities.  This creates  different  prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a  sequential  pay CMO,  one class of CMOs  receives  all  principal
         payments  and  prepayments.   The  next  class  of  CMOs  receives  all
         principal  payments  after the first  class is paid off.  This  process repeats for each  sequential  class of CMO. As a result,  each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs include planned  amortization  classes (PACs)
         and  targeted  amortization  classes  (TACs).  PACs and TACs are issued with companion  classes.  PACs and TACs receive principal  payments and
         prepayments  at  a  specified  rate.  The  companion   classes  receive
         principal  payments and  prepayments  in excess of the specified  rate.
         In  addition,  PACs  will  receive  the  companion  classes'  share  of
         principal  payments,  if  necessary,   to  cover  a  shortfall  in  the
         prepayment  rate. This helps PACs and TACs to control  prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may  allocate  interest  payments to one class  (Interest  Only or
         IOs) and principal  payments to another class  (Principal Only or POs).
         POs  increase in value when  prepayment  rates  increase.  In contrast,
         IOs  decrease  in  value  when   prepayments   increase,   because  the
         underlying  mortgages  generate less interest  payments.  However,  IOs tend to increase  in value when  interest  rates rise (and  prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another  variant  allocates  interest  payments  between two classes of
         CMOs.  One  class  (Floaters)  receives  a share of  interest  payments based  upon a market  index  such as LIBOR.  The other  class  (Inverse
         Floaters)  receives any remaining interest payments from the underlying mortgages.  Floater  classes receive more interest (and Inverse Floater classes  receive  correspondingly  less  interest)  as  interest  rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse  Floater  class,  reducing the price  volatility  of the
         Floater  class and  increasing  the  price  volatility  of the  Inverse
         Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying  mortgages to some class.  To capture any  unallocated  payments,  CMOs  generally have an accrual (Z) class.  Z classes do not receive any payments  from the  underlying  mortgages  until all other CMO classes  have been paid off.  Once this  happens,  holders of Z class CMOs receive all payments
         and  prepayments.   Similarly,  REMICs  have  residual  interests  that
         receive any mortgage payments not allocated to another REMIC class.

    The degree of  increased  or  decreased  prepayment  risks  depends upon the structure of the CMOs.  However,  the actual returns on any type of mortgage backed  security  depend  upon the  performance  of the  underlying  pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities
   Asset  backed  securities  are payable from pools of  obligations  other than mortgages.  Most asset  backed  securities  involve  consumer  or  commercial debts with  maturities  of less than ten years.  However,  almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed  security.  Asset backed  securities may take the form of  commercial  paper,  notes,  or pass  through  certificates.  Asset backed securities have prepayment  risks.  Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Bank Instruments
   Bank instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates  of deposit
   and  banker's  acceptances.   Yankee  instruments  are  denominated  in  U.S.
   dollars   and  issued  by  U.S.   branches  of  foreign   banks.   Eurodollar
   instruments are denominated in U.S.  dollars and issued by non-U.S.  branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon  securities do not pay interest or principal until final maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero coupon  securities  at a price below the amount  payable at maturity.  The  difference  between the purchase price and the amount paid at maturity  represents interest on the zero coupon security.  Investors  must  wait  until  maturity  to  receive  interest  and principal,  which  increases  the market and  credit  risks of a zero  coupon security.

   There  are many  forms  of zero  coupon  securities.  Some  are  issued  at a discount  and are referred to as zero coupon or capital  appreciation  bonds.
   Others are created from interest  bearing  bonds by  separating  the right to receive  the bond's  coupon  payments  from the right to  receive  the bond's principal  due at maturity,  a process  known as coupon  stripping.  Treasury
   STRIPs,  IOs and POs are the  most  common  forms  of  stripped  zero  coupon securities.  In  addition,  some  securities  give the  issuer  the option to deliver  additional  securities in place of cash interest  payments,  thereby increasing  the  amount  payable  at  maturity.  These  are  referred  to  as pay-in-kind or PIK securities.

Convertible Securities
Convertible  securities are fixed income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed  income  securities  or equity  securities  depending  upon changes in the price of the  underlying  equity  securities.  However,  convertible  securities permit the Fund to realize some of the potential  appreciation of the underlying equity  securities with less risk of losing its initial  investment.  The Equity
Funds may invest in commercial  paper rated below  investment  grade. See "Risks
Associated with Non-investment Grade Securities" herein.

The  Funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically,  states,  counties,  cities and other political  subdivisions and authorities  issue tax exempt  securities.
The market categorizes tax exempt securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt  securities that require the issuer  or a third  party,  such as a  dealer  or  bank,  to  repurchase  the security for its face value upon  demand.  The  securities  also pay interest at a variable  rate  intended to cause the  securities to trade at their face value. The Funds treat demand instruments as short-term  securities,  because their variable  interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities
Foreign  securities  are  securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

|     it is organized  under the laws of, or has a principal  office located in, another country;

|     the principal trading market for its securities is in another country; or

|     it (or its subsidiaries)  derived in its most current fiscal year at least
   50% of its total assets,  capitalization,  gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the  risks  normally  associated  with  domestic  securities  of the same  type,
foreign   securities  are  subject  to  currency  risks  and  risks  of  foreign investing.  Trading in certain  foreign  markets  is also  subject to  liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as
   the  underlying   security.   The  foreign  securities   underlying  American
   Depositary  Receipts  (ADRs) are traded in the United States.  ADRs provide a way to buy shares of  foreign-based  companies  in the United  States  rather than in overseas markets.  ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange transactions.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial  indices  or other  assets.  Some  derivative  contracts
(such as futures,  forwards and options) require  payments  relating to a future trade  involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)  require  payments  relating to the income or returns from the underlying
asset.  The  other  party  to  a  derivative   contract  is  referred  to  as  a
counterparty.

Many  derivative  contracts are traded on securities or  commodities  exchanges.
In this case,  the exchange  sets all the terms of the  contract  except for the
price.   Investors  make  payments  due  under  their   contracts   through  the
exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against  potential  defaults  by  the  counterparty.  Trading  contracts  on  an exchange  also allows  investors to close out their  contracts by entering  into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges  may limit the  amount of open  contracts  permitted  at any one time.
Such limits may prevent the Fund from closing out a position.  If this  happens, the Fund will be required to keep the contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to  close  out a  contract  could  also  harm  the  Fund by  preventing  it from disposing  of or trading any assets it has been using to secure its  obligations under the contract.

The  Funds  may  also  trade  derivative  contracts  over-the-counter  (OTC)  in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease a Fund's  exposure to market and currency  risks,  and may also expose the Fund to liquidity and leverage  risks.
OTC  contracts  also  expose  the  Fund to  credit  risks  in the  event  that a counterparty defaults on the contract.

The Funds  (other  than the  Underlying  Money  Market  Funds)  may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide for the future sale by one party and  purchase by another  party of a specified  amount of an  underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred  to as buying a contract or holding a long  position in the asset.  Entering into a contract to sell an underlying  asset is commonly referred to as selling a contract  or holding a short  position in the asset.
   Futures  contracts  are  considered  to  be  commodity   contracts.   Futures
   contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures  contracts.  Large Cap Value Fund II and  certain  Underlying  Funds (Mid Cap Stock Fund and Large Cap Value Fund)
   may also buy/sell stock index futures contracts.

   Options
   Options are rights to buy or sell an underlying  asset for a specified  price
   (the exercise  price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer) of the option.  A put option  gives the holder the right to sell the underlying  asset to the writer of the option.  The writer of the option  receives  a payment,  or  premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities in  anticipation  of an increase in the value of the underlying asset;

|     Buy put options on portfolio  securities in  anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its  portfolio securities  and on financial or stock index futures  contracts (as permitted)
   to generate  income from premiums,  and in anticipation of a decrease or only limited  increase in the value of the underlying  asset. If a call written by the  Fund is  exercised,  the  Fund  foregoes  any  possible  profit  from an increase in the market price of the underlying  asset over the exercise price plus the premium received.

   Each Fund may also write put  options  on all or a portion  of its  portfolio securities  and on financial or stock index futures  contracts (as permitted)
   to generate income from premiums,  and in anticipation of an increase or only limited  decrease  in the value of the  underlying  asset.  In writing  puts, there  is a risk  that  the  Fund may be  required  to take  delivery  of the underlying  asset when its current  market  price is lower than the  exercise price.

   When the Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

   Repurchase Agreements
   Repurchase  agreements  are  transactions  in which the Fund buys a  security from a dealer or bank and  agrees  to sell the  security  back at a  mutually agreed  upon time and price.  The  repurchase  price  exceeds the sale price, reflecting  the Fund's  return on the  transaction.  This return is unrelated to the  interest  rate on the  underlying  security.  A Fund will  enter into
   repurchase   agreements  only  with  banks  and  other  recognized  financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds'  custodian or subcustodian  will take possession of the securities subject to repurchase  agreements.  The Adviser or subcustodian  will monitor the value of the  underlying  security  each day to ensure  that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase  agreements are repurchase agreements in which the Fund is the  seller  (rather  than  the  buyer)  of the  securities,  and  agrees  to repurchase  them at an agreed  upon  time and  price.  A  reverse  repurchase agreement  may be  viewed  as a  type  of  borrowing  by  the  Fund.  Reverse repurchase  agreements  are subject to credit  risks.  In  addition,  reverse repurchase  agreements create leverage risks because the Fund must repurchase the underlying security at a higher price,  regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed  delivery  transactions,  including  when  issued  transactions,  are arrangements in which the Fund buys securities for a set price,  with payment and  delivery  of the  securities  scheduled  for a future  time.  During the period  between  purchase and  settlement,  no payment is made by the Fund to the  issuer  and no  interest  accrues  to the  Fund.  The Fund  records  the transaction  when it agrees to buy the securities and reflects their value in determining  the  price of its  shares.  Settlement  dates  may be a month or more after entering into these  transactions so that the market values of the securities  bought  may vary from the  purchase  prices.  Therefore,  delayed delivery  transactions  create  interest  rate  risks for the  Fund.  Delayed
   delivery   transactions   also  involve  credit  risks  in  the  event  of  a
   counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed  delivery  transactions,  a seller agrees to issue a
      TBA  security at a future date.  However,  the seller does not specify the particular  securities  to be  delivered.  Instead,  the  Fund  agrees  to accept any security  that meets  specified  terms.  For example,  in a TBA mortgage backed transaction,  the Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  The seller would not identify the specific  underlying  mortgages until it issues the security.  TBA mortgage  backed  securities  increase  interest rate risks because the underlying  mortgages may be less  favorable than  anticipated by the Fund.

   Securities Lending
   The Fund may lend  portfolio  securities to borrowers  that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities  from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned  securities  increases.  Also, the borrower must pay the Fund the  equivalent  of any  dividends or interest  received on the loaned securities.

   The Fund will  reinvest  cash  collateral  in  securities  that qualify as an acceptable  investment for the Fund.  However,  the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to  termination  at the option of the Fund or the borrower.
   The Fund  will not have the  right to vote on  securities  while  they are on loan, but it will  terminate a loan in  anticipation  of any important  vote.
   The Fund may pay  administrative and custodial fees in connection with a loan and  may  pay a  negotiated  portion  of the  interest  earned  on  the  cash collateral to a securities lending agent or broker.

   Securities  lending  activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with  derivatives  contracts or special  transactions,  the Fund will  either own the  underlying  assets, enter  into  an  offsetting  transaction  or  set  aside  readily  marketable securities  with a value  that  equals or  exceeds  the  Fund's  obligations.
   Unless the Fund has other readily  marketable  assets to set aside, it cannot trade  assets  used to  secure  such  obligations  without  entering  into an offsetting  derivative  contract or terminating a special  transaction.  This may cause the Fund to miss  favorable  trading  opportunities  or to  realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The  Funds,  and each  Underlyling  Fund,  may  invest  in  securities  of other investment  companies,  including  the  securities  of  affiliated  money market funds,  as an  efficient  means of carrying  out their  investment  policies and
managing  their   uninvested   cash.   Moderate  Growth  II  intends  to  invest
substantially  all its  assets  in  Underlying  Funds in order  to  achieve  its investment goals.

INVESTMENT RISKS
================================================================================

There are many factors which may affect an  investment in the Funds.  The Funds'
principal  risks are described in the  prospectus.  Additional  risk factors are outlined below.

Stock Market Risks
The value of equity  securities in a Fund's  portfolio will rise and fall. These fluctuations  could  be a  sustained  trend  or a  drastic  movement.  A  Fund's portfolio  will  reflect  changes in prices of  individual  portfolio  stocks or general changes in stock  valuations.  Consequently,  the Fund's share price may decline.

The Adviser and  subadviser  each attempts to manage market risk by limiting the
amount  the  Fund  invests  in  each  company's  equity   securities.   However,
diversification  will not  protect  the Fund  against  widespread  or  prolonged declines in the stock market.

Sector Risks
Companies  with  similar  characteristics  may  be  grouped  together  in  broad categories called sectors.  Sector risk is the possibility that a certain sector may  underperform  other  sectors  or the  market  as a  whole.  As the  Adviser allocates more of a Fund's portfolio  holdings to a particular  sector, a Fund's performance  will  be  more  susceptible  to any  economic,  business  or  other developments which generally affect that sector.

Liquidity Risks
Trading  opportunities  are more  limited  for  equity  securities  that are not widely  held.  This may make it more  difficult  to sell or buy a security  at a favorable  price or  time.  Consequently,  the  Fund may have to  accept a lower price to sell a  security,  sell  other  securities  to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's performance.  Infrequent  trading of securities  may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that have not received any credit ratings,  have received  ratings below  investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security  at a  favorable  price  or  time.  Consequently,  the Fund may have to accept a lower price to sell a security,  sell other securities to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's  performance.  Infrequent  trading of securities  may also lead to an increase in their price volatility.

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security  or close out a  derivative  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth
Due to their  relatively  high  valuations,  growth  stocks are  typically  more volatile  than  value  stocks.  For  instance,  the price of a growth  stock may experience  a larger  decline  on a  forecast  of  lower  earnings,  a  negative fundamental  development,  or an adverse  market  development.  Further,  growth stocks may not pay  dividends  or may pay lower  dividends  than  value  stocks.
This  means  they  depend  more on price  changes  for  returns  and may be more adversely  affected  in a down market  compared to value  stocks that pay higher dividends.

Risks Related to Investing for Value
Due to  their  relatively  low  valuations,  value  stocks  are  typically  less volatile  than  growth  stocks.  For  instance,  the price of a value  stock may experience  a smaller  increase  on a forecast  of higher  earnings,  a positive fundamental development,  or positive market development.  Further, value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally,  the smaller the market  capitalization  of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price.  For  example,  medium  capitalization  stocks may be less liquid and
more   volatile   than   stocks  of   larger,   well-known   companies.   Market
capitalization  is  determined  by  multiplying  the  number of its  outstanding shares by the current market price per share.

Companies with smaller market  capitalizations  also tend to have unproven track records, a limited product or service base and limited access to capital.  These factors also increase  risks and make these  companies  more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies  fluctuate daily. The combination of currency risk and  market  risk  tends to make  securities  traded  in  foreign  markets  more volatile than securities traded exclusively in the U.S.

The Adviser  attempts to manage  currency  risk by limiting  the amount the Fund
invests  in  securities   denominated   in  a  particular   currency.   However,
diversification  will not  protect  the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European  Monetary Union (EMU).  With the advent of the Euro,  the  participating  countries  in the EMU can no longer follow independent  monetary  policies.  This may limit these countries' ability to respond to  economic  downturns  or  political  upheavals,  and  consequently reduce the value of  their foreign government securities.

Risks of Foreign Investing
Foreign  securities pose additional  risks because foreign economic or political conditions may be less favorable than those of the United States.  Securities in foreign  markets may also be subject to taxation  policies  that reduce  returns for U.S. investors.

Foreign companies may not provide information  (including financial  statements)
as  frequently  or to as great an  extent as  companies  in the  United  States.
Foreign  companies may also receive less  coverage than United States  companies by market analysts and the financial press. In addition,  foreign  countries may
lack  uniform   accounting,   auditing  and  financial  reporting  standards  or
regulatory requirements comparable to those applicable to U.S. companies.  These factors  may  prevent  the  Fund  and its  Adviser  from  obtaining  information concerning foreign companies that is as frequent,  extensive and reliable as the information available concerning companies in the United States.

Foreign  countries may have  restrictions on foreign  ownership of securities or
may  impose  exchange  controls,   capital  flow  restrictions  or  repatriation
restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities,  its share price may be more affected by foreign economic and political  conditions,  taxation policies,  and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed  income  securities  rise and fall in response to changes in the interest rate paid by similar securities.  Generally,  when interest rates rise, prices of fixed income  securities fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income  securities  to fall while the prices of other  securities  rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the  price of fixed  income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the Fund will lose money.

Many fixed  income  securities  receive  credit  ratings from  services  such as
Standard & Poor's and Moody's  Investor  Services,  Inc. These  services  assign ratings to  securities  by assessing the  likelihood  of issuer  default.  Lower credit ratings  correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an  increased  credit  risk.  An  increase  in the spread will cause the price of the security to decline.

Credit risk includes the  possibility  that a party to a  transaction  involving the Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an issuer may redeem a fixed income security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed  income  security  is  called,  the  Fund may  have to  reinvest  the proceeds in other fixed income  securities  with lower  interest  rates,  higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently  refinance high interest rate mortgages when mortgage  rates fall.  This results in the  prepayment  of mortgage  backed
securities  with  higher  interest   rates.   Conversely,   prepayments  due  to
refinancings  decrease when mortgage  rates  increase.  This extends the life of mortgage backed  securities with lower interest  rates.  Other economic  factors
can  also  lead  to  increases  or  decreases  in   prepayments.   Increases  in
prepayments of high interest rate mortgage  backed  securities,  or decreases in prepayments of lower interest rate mortgage backed securities,  may reduce their yield and price. These factors,  particularly the relationship  between interest rates and mortgage  prepayments  makes the price of mortgage  backed  securities more volatile than many other types of fixed income  securities  with comparable credit risks.

Mortgage backed securities  generally  compensate for greater prepayment risk by paying a higher yield.  The  difference  between the yield of a mortgage  backed security and the yield of a U.S.  Treasury  security with a comparable  maturity
(the  spread)  measures  the  additional  interest  paid for risk.  Spreads  may increase  generally  in response to adverse  economic  or market  conditions.  A security's  spread may also  increase if the  security is  perceived  to have an increased  prepayment risk or perceived to have less market demand.  An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest  the  proceeds of  mortgage  prepayments  in other fixed income  securities with lower interest rates,  higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the Funds may invest  may be rated  below investment  grade.  Convertible  securities  rated below investment grade may be subject to the same risks as those inherent in corporate debt  obligations  that are  rated  below  investment  grade,  also  known  as junk  bonds.  Junk  bonds generally  entail greater  market,  credit and liquidity  risks than  investment grade  securities.  For  example,  their  prices  are  more  volatile,  economic downturns and financial  setbacks may affect their prices more  negatively,  and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with  complex  or  highly  variable  prepayment  terms,  such as  companion classes,  IOs, POs,  Inverse  Floaters and residuals,  generally  entail greater market,  prepayment and liquidity risks than other mortgage  backed  securities.
For example,  their prices are more  volatile  and their  trading  market may be more limited.

STATE INSURANCE REGULATIONS

The Funds are intended to be funding  vehicles for  variable  annuity  contracts offered by certain  insurance  companies.  The contracts will seek to be offered
in  as  many   jurisdictions  as  possible.   Certain  states  have  regulations
concerning,  among other things,  the  concentration  of investments,  sales and purchases of futures  contracts,  and short sales of securities.  If applicable, the Funds may be limited in their ability to engage in such  investments  and to manage  their  portfolios  with desired  flexibility.  The Funds will operate in material  compliance with the applicable  insurance laws and regulations of each jurisdiction  in which  contracts  will be  offered by the  insurance  companies which invest in the Funds.

VARIABLE ASSET REGULATIONS

The Funds are also subject to variable contract asset regulations  prescribed by the U.S. Treasury  Department under Section 817(h) of the Internal Revenue Code.
After a one year start-up period, the regulations  generally require that, as of the end of each calendar quarter or within 30 days thereafter,  no more than 55%
of the total assets of each Fund may be  represented by any one  investment,  no more than 70% of the total  assets  of each Fund may be  represented  by any two investments,  no  more  than  80%  of the  total  assets  of  each  Fund  may be represented by any three  investments,  and no more than 90% of the total assets of each Fund may be  represented  by any four  investments.  In  applying  these diversification  rules, all securities of the same issuer,  all interests of the same real  property  project and all  interests in the same  commodity  are each treated  as a single  investment.  In the case of  government  securities,  each government agency or  instrumentality  shall be treated as a separate issuer. If the Funds fail to achieve the diversification  required by the regulations,  and unless  relief is obtained  from the Internal  Revenue  Service,  the  contracts invested  in the  Fund  will  not be  treated  as  annuity,  endowment,  or life insurance contracts.

FUNDAMENTAL INVESTMENT OBJECTIVES
================================================================================

The Large Cap  Growth  Fund II's  investment  objective  is to  provide  capital appreciation.

The  Large Cap  Value  Fund II's  investment  objective  is to  provide  capital
appreciation.   Current  income  is  a  secondary,   non-fundamental  investment
consideration.

The Managed  Allocation Fund - Moderate  Growth II's investment  objective is to seek capital growth. Income is a secondary objective.

Unless  otherwise stated above,  all of the investment  objectives  listed above are  fundamental.  The  investment  objective  may not be  changed by the Funds'
Trustees without shareholder approval.

INVESTMENT LIMITATIONS
================================================================================

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the
Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of
1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate,  provided that this  restriction does not prevent the Funds from  investing in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The  Funds  may  exercise  their  rights  under  agreements   relating  to  such
securities,  including  the right to enforce  security  interests  and hold real estate  acquired  by reason of such  enforcement  until that real  estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the
Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than
10% of the outstanding voting securities of that issuer.

The  above  limitations  cannot be  changed  unless  authorized  by the Board of
Trustees  (Board)  and by the  "vote of a  majority  of its  outstanding  voting securities,"  as defined by the 1940 Act. The  following  limitations,  however, may be changed by the Board without shareholder  approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities.  Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.  Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The Funds will not purchase  securities for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven  days,  if  immediately  after and as a result,  the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Pledging Assets

The  Funds  will not  mortgage,  pledge,  or  hypothecate  any of their  assets, provided  that this shall not apply to the transfer of  securities in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the
Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds'
investment adviser. In addition, Moderate Growth II intends to invest substantially all of its assets in Underlying Funds managed by Moderate Growth
II's investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute
"concentration."

Except with respect to borrowing  money,  if a percentage  limitation is adhered to at the  time of  investment,  a later  increase  or  decrease  in  percentage resulting  from any change in value or net assets will not result in a violation of such  restriction.  Only the Large Cap Growth Fund II has any present  intent to  borrow  money in  excess of 5% of the  value of its net  assets  during  the coming fiscal year.

For purposes of its policies and  limitations,  the Funds consider  certificates of deposit and demand and time  deposits  issued by a U.S.  branch of a domestic bank or savings and loan  having  capital,  surplus,  and  undivided  profits in excess of $100,000,000 at the time of investment to be "cash items."

The Underlying Funds in which Moderate Growth II may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Moderate Growth II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The Securities and Exchange
Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions.
High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES
================================================================================

Market values of the Funds' portfolio securities are determined as follows:

|     for equity  securities,  according to the last sale price in the market in which they are primarily traded (either a national  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts  and  options  are  generally  valued at market  values established  by the exchanges on which they are traded at the close of trading
  on  such  exchanges.   Options  traded  in  the  over-the-counter  market  are
  generally  valued  according  to the  mean  between  the last bid and the last asked  price  for the  option as  provided  by an  investment  dealer or other financial  institution  that deals in the option.  The Board may  determine in good faith that  another  method of valuing such  investments  is necessary to appraise their fair market value;

|     for fixed income  securities,  according to the mean between bid and asked prices as  furnished  by an  independent  pricing  service,  except that fixed income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost;

|     for shares of other mutual funds, at their net asset value per share; and

|     for all other  securities at fair value as determined in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Fund values  foreign  securities at the latest closing price on the exchange on which they are traded  immediately  prior to the closing of the NYSE.  Certain foreign currency  exchange  rates may also be determined at the latest rate prior to the closing  of the NYSE.  Foreign  securities  quoted  in  foreign  currencies  are translated into U.S. dollars at current rates. Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are determined  and the closing of the NYSE.  If such events  materially  affect the value of  portfolio  securities,  these  securities  may be valued at their fair value as  determined  in good faith by the  Funds'  Board,  although  the actual calculation may be done by others.

WHAT DO SHARES COST?
================================================================================

Each  Fund's  net asset  value  (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of the Fund.

HOW ARE THE FUNDS SOLD?
================================================================================

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLANS
As  compensation  type  plans,  the Rule  12b-1  Plans are  designed  to pay the
Distributor (who may then pay investment  professionals such as banks (including
M&T Bank and its affiliates),  broker/dealers,  trust  departments of banks, and registered  investment  advisers) for marketing activities (such as advertising, printing and distributing  prospectuses,  and providing incentives to investment professionals)  to  promote  sales of Shares so that  overall  Fund  assets  are maintained  or  increased.  This  helps the Funds  achieve  economies  of scale, reduce per share  expenses,  and provide cash for orderly  portfolio  management and Share  redemptions.  In addition,  the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor  more or less than its actual expenses.
In no event will the Fund pay for any  expenses of the  Distributor  that exceed the maximum Rule 12b-1 Plan fee.

SUPPLEMENTAL PAYMENTS
Investment  professionals  may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser.  The  Distributor  may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive such fees for providing  distribution-related or shareholder  services such as sponsoring  sales,  providing sales literature, conducting  training  seminars  for  employees,  and  engineering  sales-related computer software programs and systems.  Also,  investment  professionals may be paid cash or promotional  incentives,  such as reimbursement of certain expenses relating  to  attendance  at  informational  meetings  about  the  Fund or other special  events at  recreational-type  facilities,  or items of material  value.
These  payments  will  be  based  upon  the  amount  of  Shares  the  investment professional  sells or may sell  and/or  upon  the type and  nature  of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES
================================================================================

Certain  participating  insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Participating  insurance  companies  holding  Shares in a  fiduciary, agency,  custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees.  They may also  charge fees for other  services  that may be related to the  ownership  of
Shares. This information should,  therefore, be read together with any agreement between the customer and the participating  insurance company about the services provided,  the  fees  charged  for  those  services,  and any  restrictions  and limitations imposed.

REDEMPTION IN KIND
================================================================================

Although  each Fund intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the  Funds  have  elected  to be  governed  by  Rule  18f-1  under  the
Investment  Company Act of 1940, each Fund is obligated to pay Share redemptions to any one  shareholder  in cash only up to the lesser of  $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio  securities,  valued in the same way as the Fund  determines  its NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving  the  portfolio  securities  and selling  them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS
The insurance  company  separate  accounts,  as shareholders of the Funds,  will vote  the Fund  Shares  held in  their  separate  accounts  at  meetings  of the shareholders.  Voting will be in  accordance  with  instructions  received  from contract  owners  of the  separate  accounts,  as  more  fully  outlined  in the prospectus of the separate account.

Each Share of a Fund gives the  shareholder  one vote in Trustee  elections  and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting  only a  particular  Fund or class,  only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

TAX INFORMATION
================================================================================

FEDERAL INCOME TAX
Each Fund intends to meet  requirements of Subchapter M of the Internal  Revenue
Code applicable to regulated  investment  companies.  If these  requirements are not met,  it will not  receive  special  tax  treatment  and will be  subject to federal income tax.

Each Fund will be treated as a single,  separate  entity for federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

Each Fund must,  and intends to,  comply with the  diversification  requirements imposed  by  Section  817(h)  of the  Internal  Revenue  Code.  For  information
concerning   the   consequence   of  a  Fund  not  meeting  the  Section  817(h)
requirements, see the prospectus of the separate account.

The Treasury  Department  announced  that it would issue future  regulations  or rulings  addressing  the  circumstances  in which a  variable  contract  owner's control  of the  investments  of the  separate  account  may cause the  contract owner,  rather  than the  insurance  company,  to be treated as the owner of the assets held by the separate  account.  If the contract  owner is considered  the owner of the  securities  underlying  the  separate  account,  income  and gains produced  by  those  securities  would be  included  currently  in the  contract owner's gross income.  It is not known what  standards  will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases foreign  securities,  their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Funds  intend to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions  from a Fund may be  based on  estimates  of book  income  for the year. Book income  generally  consists solely of the coupon income  generated by the portfolio,  whereas  tax-basis income includes gains or losses  attributable to currency  fluctuation.  Due to  differences  in the book and tax treatment of fixed-income  securities  denominated in foreign currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the extent that currency  fluctuations  cannot be  anticipated,  a portion of  distributions  to shareholders  could  later be  designated  as a return of  capital,  rather than income,  for income tax purposes,  which may be of particular  concern to simple trusts.

If a Fund  invests  in the  stock  of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
================================================================================

BOARD OF TRUSTEES
The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are  "interested  persons" of the Funds (i.e.,  "Interested"  Board members)
and those who are not (i.e.,  "Independent"  Board  members).  Each Board member oversees  all  portfolios  of the  Trust  and  serves  for an  indefinite  term.
Information  about  each  Board  member  is  provided  below and  includes  each person's:  name,  address,  birthdate,  present position(s) held with the Trust, principal  occupations for the past five years,  other  directorships  held, and total  compensation  received  as a Trustee  from the Trust for its most  recent fiscal year  applicable  to VISION  Large Cap Growth Fund II,  VISION  Large Cap
Value  Fund  II,  and  VISION  Managed  Allocation  Fund -  Moderate  Growth  II
(December  31,  2001).  The  Trust  is  composed  of 21  funds  and is the  only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
--------------------  Years and Other Directorships Held          Trust
Date Service Began
                    ------------------------------------------ -------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"), division
Traders Trust         head for M&T Bank's investment area,
Company               M&T Asset Management.
One M&T Plaza
Buffalo, NY 14203     Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

--------------------------------------------------------------------------------------

+ Mark J.  Czarnecki  is  "interested"  due to positions he holds with M&T Bank, the Funds' adviser.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupationsfor Past Five           From
--------------------  Years and Other Directorships Held          Trust*
Date Service Began
Randall I. Benderson   Principal Occupations: President and      $16,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

-------------------------------------------------------------- -------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $16,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert United,
                      Inc. (manufacturer of paints and
Trustee               chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

---------------------
                    ------------------------------------------ -------------
John S. Cramer        Principal Occupations: Retired             $16,000
4216 Jonathan Lane    President and Chief Executive Officer,
Harrisburg, PA 17110  Pinnacle Health System (health care).
Birth date:
February 22, 1942     Other Directorships Held: None

Trustee

Began serving:
December 2000

                    ------------------------------------------ -------------
Daniel R. Gernatt,    Principal Occupations: President and       $16,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor   Executive Vice President, Dan Gernatt
Hollow Roads          Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

-------------------------------------------------------------- -------------
George K.             Principal Occupations: Retired             $16,000
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

*  Reflects compensation received from the Trust by the Trustees for the period of January 1, 2001 through December 31, 2001, which will be the fiscal year for the VISION Large Cap Growth Fund II, VISION Large Cap Value Fund II, and VISION
Managed Allocation Fund - Moderate Growth II.

OFFICERS

-------------------------------------------------------------- -------------

----------------------                                       --------------------------------------------------------------------------------
                      ---------------------------------------
--------------------                                           ------------
Name                                                              Total
Address               ---------------------------------------  Compensation
----------------------Principal Occupations for Past Five          From
Birth date            Years and Previous Positions               Trust**
Position With Trust
-------------------------------------------------------------- -------------
Edward C. Gonzales    Principal Occupations: President,             $0
--------------------  Executive Vice President and Treasurer
Federated Investors   of other funds distributed by
Tower                 Federated Securities Corp.; Vice
Pittsburgh, PA        Chairman, Federated Investors, Inc.;
Birth date: October   Trustee, Federated Administrative
22, 1930              Services.

Chairman and          Previous Positions:  Trustee or
Treasurer             Director of other funds distributed by
                      Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- -------------
Carl W. Jordan        Principal Occupations: President, M&T         $0
One M&T Plaza         Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-1998.
2, 1955

President

--------------------- ---------------------------------------- -------------
Kenneth G. Thompson   Principal Occupations: Vice President,        $0
One M&T Plaza         M&T Bank, since 1999; Regional Sales
Buffalo, NY           Manager, M&T Securities, Inc.,
Birth date:           1995-1999.
September 4, 1964

Vice President

--------------------- ---------------------------------------- -------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------- -------------
C. Grant Anderson     Principal Occupations: Corporate              $0
Federated Investors   Counsel, Federated Investors, Inc.;
Tower                 Vice President, Federated Services
Pittsburgh, PA        Company.
Birth date:
November 6, 1940

Secretary

-------------------------------------------------------------- -------------
** Officers do not receive any compensation from the Funds.

COMMITTEES of the board
Board     Committee        Committee Functions                         Meetings Held
Committee Members                                                      During Last
                                                                       Fiscal Year

 Audit    Randall I.       The Audit Committee reviews and                  One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of the
          Daniel R.        audits and report the results to the full
          Gernatt, Jr.     Board; evaluates the independence of the
          George K.        auditors, reviews the Funds' internal
          Hambleton, Jr.   audit function;  and investigates any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.

--------------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2001
Interested           Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Mark J. Czarnecki          None    Over $100,000

-------------------

Independent          Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Randall I.                 None             None
Benderson

Joseph J. Castiglia        None       $1-$10,000

John S. Cramer             None       $1-$10,000

Daniel R. Gernatt,         None             None
Jr.

George K.                  None  $50,000-$100,000
Hambleton, Jr.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
As required by the Investment Company Act of 1940 ("1940 Act"), the Funds'
Board has initially approved the Funds' investment advisory contract and subadvisory contracts and will have to renew the contracts on a yearly basis after the initial term.  The Board's decision to approve these contracts reflects the exercise of its business judgment.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and any long term performance; the
Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T Bank organization in addition to investment advisory services.
In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there is likely to occur a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders will invest in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.
The Board also considers the compensation and benefits received by the adviser and subadvisers.  This includes fees received for services provided to the
Funds by other entities in the M&T organization and research services received by the Adviser and subadviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.
The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the
Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser.  M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the
Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or
"peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser and subadviser are responding to them.
The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the Adviser or subadviser, as the case may be, derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds'
administrator and transfer agent).  The reports also discuss any indirect benefit the Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.
The Board bases its decision to approve an advisory and subadviser contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the VISION family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.

SUB-ADVISER

Large Cap Growth Fund II

The Adviser has  delegated  daily  management of the Large Cap Growth Fund II to the  sub-adviser,  Montag & Caldwell,  Inc. (M&C).  Alleghany Asset  Management,
Inc. (the parent of M&C) was acquired by ABN AMRO North America  Holding Company on January 31, 2001.

For its services  under the  Sub-Advisory  Agreement,  M&C receives an allocable portion of the advisory fee the Adviser  receives from the Large Cap Growth Fund
II. The  allocation is based on the amount of  securities  which M&C manages for the Fund.  This fee is paid by the Adviser  out of the fees it  receives  and is not a Fund expense. M&C is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser, Subadviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the
Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser and subadviser look for prompt  execution of the order at a favorable  price.  The Adviser and sub-adviser will generally use those who are recognized dealers in specific portfolio  instruments,  except when a better price and  execution  of the order can be  obtained  elsewhere.  The Adviser and sub-adviser  may select  brokers  and dealers  based on whether  they also offer research  services (as described  below).  In selecting  among firms believed to meet these  criteria,  the Adviser and  sub-adviser  may give  consideration  to those firms  which have sold or are  selling  Shares of the Fund and other funds distributed by the Distributor  and its affiliates.  The Adviser and sub-adviser make decisions on portfolio  transactions and select brokers and dealers subject to review by the Funds' Board.

Research Services
Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Adviser or sub-adviser  in advising other  accounts.
To the extent that receipt of these services may replace  services for which the
Adviser,  the  sub-adviser  or their  affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser,  the  sub-adviser  and their affiliates  exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities  transactions.  They determine in good faith that commissions  charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment  decisions for the Funds are made  independently  from those of other accounts  managed  by the  Adviser.  When  the  Funds  and one or more of  those accounts  invests in, or disposes of, the same security,  available  investments or  opportunities  for sales will be allocated among the Fund and the account(s)
in a manner believed by the Adviser to be equitable.  While the coordination and ability to  participate  in volume  transactions  may benefit  the Funds,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated   Services   Company  (FSC)  and  M&T   Securities,   Inc.   serve  as
co-administrators   to  the  Trust  and   provide   the   Funds   with   certain
administrative  personnel  and  services  necessary  to operate  the Funds.  The co-administrators  provide  these at the  following  annual  rate of the average aggregate daily net assets of the Funds as specified below:

Fees Payable to FSC:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust  Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Funds.  Foreign  instruments  purchased by a Fund are held by foreign banks  participating in a global custody network coordinated by State Street Bank.  State Street Bank and Trust  Company  provides  financial administration  and fund  accounting  services  for the Funds  for an  aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT Auditors
The independent  auditors for the Funds,  Ernst & Young LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United States of  America,  which  require  it to plan  and  perform  its  audits  to  provide
reasonable   assurance  about  whether  the  Funds'  financial   statements  and
financial highlights are free of material misstatement.

HOW DO THE FUNDS MEASURE PERFORMANCE?
================================================================================

The Funds may advertise  Share  performance by using the Securities and Exchange
Commission's  (SEC) standard  method for calculating  performance  applicable to all mutual funds. The SEC also permits this standard performance  information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes  or  differences  in a Fund's or any class of  Shares'
expenses;  and various other  factors.  Share  performance  does not reflect any charges and expenses  that would be imposed under a variable  insurance  product contract.  Were the effect of such  charges to be  included,  Share  performance would be lower.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific  period of time,  and includes the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares  purchased  at the  beginning of the period with $10,000, less any applicable sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

When  Shares  of a Fund  are in  existence  for less  than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The  yield  of  Shares  of the  Funds is  calculated  by  dividing:  (i) the net investment  income per Share earned by the Shares over a 30-day period;  by (ii)
the maximum offering price per Share on the last day of the period.  This number is then annualized using semi-annual compounding.  This means that the amount of income  generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references  to  ratings,   rankings,  and  financial  publications  and/or
   performance comparisons of Shares to certain indices;

|     charts,  graphs and illustrations  using the Funds' returns, or returns in
   general,   that   demonstrate   investment   concepts  such  as  tax-deferred
   compounding, dollar-cost averaging and systematic investment;

|     discussions of economic,  financial and political  developments  and their impact on the securities market,  including the portfolio  manager's views on how such developments could impact the Funds; and

|     information  about the  mutual  fund  industry  from  sources  such as the
   Investment Company Institute.

The  Funds  may  compare  their  performance,  or  performance  for the types of securities in which they invest,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

The Funds may quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more  complete view of Share performance.  When comparing performance,  you should consider all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Funds use in advertising may include:

|     Lipper  Analytical  Services,  Inc. ranks funds in various fund categories by making comparative  calculations using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into  account any change in net asset  value over a specific  period of time.  From time to time,  the  Government  Fund and the NY Municipal  Income
   Fund will quote their Lipper rankings in the "General U.S.  Government Funds"
   and  the  "New  York  Municipal  Bond  Funds"  categories,  respectively,  in advertising and sales literature. (All Funds)

|     Dow Jones Industrial Average ("DJIA")  represents share prices of selected blue chip  industrial  corporations.  The DJIA indicates daily changes in the average price of stock of these  corporations.  Because it represents the top corporations of America,  the DJIA index is a leading economic  indicator for the stock market as a whole. (Equity Funds)

|     Standard & Poor's Daily Stock Price  Indices of 500 And 400 Common  Stocks
   are  composite  indices of common  stocks in  industry,  transportation,  and financial  and public  utility  companies  that can be used to compare to the total  returns of funds whose  portfolios  are  invested  primarily in common stocks.  In addition,  the Standard & Poor's indices assume  reinvestment  of all  dividends  paid by  stocks  listed on its  indices.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or  other  fees calculated in the Standard & Poor's figures. (Equity Funds)

|     Standard    &    Poor's    500/Barra    Value    Index    is   a    market
   capitalization-weighted  index of the  stocks in the  Standard  & Poor's  500
   Index  having  the  highest  book to price  ratios.  The  index  consists  of approximately half of the S&P 500 on a market  capitalization  basis.  (Large
   Cap Value Fund II)

|     Consumer  Price  Index  is  generally   considered  to  be  a  measure  of
   inflation. (All Funds)

|     New York Stock Exchange  Composite  Index is a market value weighted index which  relates all NYSE stocks to an  aggregate  market  value as of December
   31, 1965, adjusted for capitalization changes. (Equity Funds)

|     Value Line Composite Index consists of  approximately  1,700 common equity securities.  It is based on a geometric  average of relative price changes of the component stocks and does not include income. (Equity Funds)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
   Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
   Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,  Inc., an independent rating service, is the publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates more than l,000
   NASDAQ-listed  mutual funds of all types,  according  to their  risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertising  and other  promotional  literature may include  charts,  graphs and other  illustrations  using the Funds'  returns,  or returns  in  general,  that
demonstrate  basic  investment   concepts  such  as  tax-deferred   compounding,
dollar-cost  averaging  and  systematic  investment.  In  addition,  a Fund  can compare its performance,  or performance for the types of securities in which it invests,  to a variety of other  investments,  such as  federally  insured  bank products,  including  time  deposits,  bank savings  accounts,  certificates  of deposit,  and  Treasury  bills,  and to money  market  funds  using  the  Lipper
Analytical Services money market instruments  average.  Unlike federally insured bank  products,  the Shares of the Funds are not  insured.  Unlike  money market funds,  which attempt to maintain a stable net asset value,  the net asset value of the Income and Equity  Funds'  Shares  fluctuates.  Advertisements  may quote performance  information  which does not  reflect  the effect of any  applicable sales charges.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over $6.8  trillion  to the more  than  8,157  funds  available according to the Investment Company Institute.

INVESTMENT RATINGS
================================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Other Considerations

Among the factors  considered by Moody's in assigning  bond, note and commercial paper  ratings  are  the  following:  (i) evaluation  of the  management  of the issuer;  (ii) economic  evaluation of the issuer's industry or industries and an appraisal  of  speculative-type  risks which may be  inherent in certain  areas;
(iii)  evaluation  of the  issuer's  products  in relation  to  competition  and customer acceptance;  (iv) liquidity;  (v) amount and quality of long-term debt;
(vi) trend of earnings over a period of 10 years;  (vii) financial strength of a parent  company and the  relationships  which exist with the issuer;  and (viii)
recognition by management of obligations  which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors  considered  by S&P in  assigning  bond,  note and  commercial paper  ratings  are the  following:  (i) trend  of  earnings  and cash flow with allowances  made for  unusual  circumstances,  (ii)  stability  of the  issuer's industry,  (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES
================================================================================

VISION Large Cap Growth Fund II

VISION Large Cap Value Fund II

VISION Managed Allocation Fund - Moderate Growth II

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

Investment Adviser
M&T Asset Management Department of
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

Sub-Adviser to VISION Large Cap Growth Fund II
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072